Revenues - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms description	The payment terms typically range between 30 and 90 days.
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Apple [Member]
Disaggregation of Revenue [Line Items]
Share of companies in consolidated net revenues	20.50%	23.90%	17.60%
Minimum [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms	30 days
Maximum [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms	90 days